GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) (USD $)	12 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended	9 Months Ended
	Dec. 26, 2014	Jun. 27, 2014	Dec. 28, 2012	Dec. 27, 2013	Sep. 07, 2012	Sep. 08, 2012	Dec. 30, 2011
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	6 months
Merger Agreement
Finite-Lived Intangible Assets [Line Items]
Goodwill					$ 467,385,000
Successor
Finite-Lived Intangible Assets [Line Items]
Goodwill	486,439,000		486,439,000	486,439,000		0
Impairment of other intangible assets	67,500,000	(67,500,000)	0	0
Indefinite-lived trademarks, carrying amount prior to impairment		71,100,000 [1]
Other intangible assets, gross carrying amount	421,131,000			484,935,000
Successor | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross carrying amount	272,400,000			272,400,000
Successor | Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	7 years
Successor | Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	19 years
Predecessor
Finite-Lived Intangible Assets [Line Items]
Goodwill					346,025,000		344,478,000
Impairment of other intangible assets					$ 0

[1]	Definite-lived trademark assets were fully amortized as of December 26, 2014.